CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flow arising from changes in:
Loss (gain) on non-hedge derivatives	$ 0	$ 2	$ (7)	$ 1
Loss (gain) on warrant investments at FVPL	(2)	5	(4)	10
Share-based compensation expense (recovery)	(6)	23	29	36
Change in estimate of rehabilitation costs at closed mines	(128)	6	(125)	29
Insurance proceeds related to NGM	22	0	0	0
Inventory impairment charges	24	0	24	8
Change in other assets and liabilities	(3)	(82)	(18)	(104)
Settlement of share-based compensation	(1)	0	(46)	(44)
Settlement of rehabilitation obligations	(32)	(30)	(56)	(52)
Other operating activities	(126)	(76)	(203)	(116)
Cash flow arising from changes in:
Accounts receivable	41	(29)	68	6
Inventory	(40)	(97)	(80)	(111)
Other current assets	(68)	(75)	(172)	(82)
Accounts payable	42	28	17	(73)
Other current liabilities	(9)	(24)	2	11
Change in working capital	$ (34)	$ (197)	$ (165)	$ (249)